Derivatives (Summary of Notional Amounts of Over the Counter and Exchange Traded Derivatives) (Details) - CAD ($)	Oct. 31, 2025	Oct. 31, 2024
Interest rate contracts [member]
Disclosure of financial assets [line items]
Notional amount	$ 24,755,448,000,000	$ 21,393,647,000,000
Foreign exchange contracts [member]
Disclosure of financial assets [line items]
Notional amount	4,329,443,000,000	3,848,929,000,000
Credit contracts [member]
Disclosure of financial assets [line items]
Notional amount	20,949,000,000	17,397,000,000
Other contracts [member]
Disclosure of financial assets [line items]
Notional amount	729,664,000,000	523,623,000,000
Derivatives [member]
Disclosure of financial assets [line items]
Notional amount	29,835,504,000,000	25,783,596,000,000
Derivatives [member] | Interest rate contracts [member]
Disclosure of financial assets [line items]
Notional amount	24,755,448,000,000	21,393,647,000,000
Derivatives [member] | Foreign exchange contracts [member]
Disclosure of financial assets [line items]
Notional amount	4,329,443,000,000	3,848,929,000,000
Derivatives [member] | Credit contracts [member]
Disclosure of financial assets [line items]
Notional amount	20,949,000,000	17,397,000,000
Derivatives [member] | Other contracts [member]
Disclosure of financial assets [line items]
Notional amount	729,664,000,000	523,623,000,000
Trading derivatives [member]
Disclosure of financial assets [line items]
Notional amount	27,678,466,000,000
Trading derivatives [member] | Over-the-counter clearing house [member]
Disclosure of financial assets [line items]
Notional amount	20,567,672,000,000
Trading derivatives [member] | Over-the-counter non-clearing house [member]
Disclosure of financial assets [line items]
Notional amount	5,413,812,000,000
Trading derivatives [member] | Exchange traded contracts [member]
Disclosure of financial assets [line items]
Notional amount	1,696,982,000,000
Trading derivatives [member] | Interest rate contracts [member]
Disclosure of financial assets [line items]
Notional amount	22,844,349,000,000
Trading derivatives [member] | Interest rate contracts [member] | Over-the-counter clearing house [member]
Disclosure of financial assets [line items]
Notional amount	20,551,654,000,000
Trading derivatives [member] | Interest rate contracts [member] | Over-the-counter non-clearing house [member]
Disclosure of financial assets [line items]
Notional amount	975,703,000,000
Trading derivatives [member] | Interest rate contracts [member] | Exchange traded contracts [member]
Disclosure of financial assets [line items]
Notional amount	1,316,992,000,000
Trading derivatives [member] | Foreign exchange contracts [member]
Disclosure of financial assets [line items]
Notional amount	4,118,689,000,000
Trading derivatives [member] | Foreign exchange contracts [member] | Over-the-counter clearing house [member]
Disclosure of financial assets [line items]
Notional amount	48,000,000
Trading derivatives [member] | Foreign exchange contracts [member] | Over-the-counter non-clearing house [member]
Disclosure of financial assets [line items]
Notional amount	4,118,275,000,000
Trading derivatives [member] | Foreign exchange contracts [member] | Exchange traded contracts [member]
Disclosure of financial assets [line items]
Notional amount	366,000,000
Trading derivatives [member] | Credit contracts [member]
Disclosure of financial assets [line items]
Notional amount	18,059,000,000
Trading derivatives [member] | Credit contracts [member] | Over-the-counter clearing house [member]
Disclosure of financial assets [line items]
Notional amount	15,796,000,000
Trading derivatives [member] | Credit contracts [member] | Over-the-counter non-clearing house [member]
Disclosure of financial assets [line items]
Notional amount	2,263,000,000
Trading derivatives [member] | Credit contracts [member] | Exchange traded contracts [member]
Disclosure of financial assets [line items]
Notional amount	0
Trading derivatives [member] | Other contracts [member]
Disclosure of financial assets [line items]
Notional amount	697,369,000,000
Trading derivatives [member] | Other contracts [member] | Over-the-counter clearing house [member]
Disclosure of financial assets [line items]
Notional amount	174,000,000
Trading derivatives [member] | Other contracts [member] | Over-the-counter non-clearing house [member]
Disclosure of financial assets [line items]
Notional amount	317,571,000,000
Trading derivatives [member] | Other contracts [member] | Exchange traded contracts [member]
Disclosure of financial assets [line items]
Notional amount	379,624,000,000
Non trading derivatives [member]
Disclosure of financial assets [line items]
Notional amount	2,157,038,000,000
Non trading derivatives [member] | Over-the-counter clearing house [member]
Disclosure of financial assets [line items]
Notional amount	1,762,000,000,000	1,532,000,000,000
Non trading derivatives [member] | Over-the-counter non-clearing house [member]
Disclosure of financial assets [line items]
Notional amount	395,000,000,000	394,000,000,000
Non trading derivatives [member] | Exchange traded contracts [member]
Disclosure of financial assets [line items]
Notional amount	0	0
Non trading derivatives [member] | Interest rate contracts [member]
Disclosure of financial assets [line items]
Notional amount	1,911,099,000,000
Non trading derivatives [member] | Foreign exchange contracts [member]
Disclosure of financial assets [line items]
Notional amount	210,754,000,000
Non trading derivatives [member] | Credit contracts [member]
Disclosure of financial assets [line items]
Notional amount	2,890,000,000
Non trading derivatives [member] | Other contracts [member]
Disclosure of financial assets [line items]
Notional amount	32,295,000,000
Futures contract [member] | Interest rate contracts [member]
Disclosure of financial assets [line items]
Notional amount	1,207,135,000,000	761,112,000,000
Futures contract [member] | Derivatives [member] | Interest rate contracts [member]
Disclosure of financial assets [line items]
Notional amount	1,207,135,000,000	761,112,000,000
Futures contract [member] | Trading derivatives [member] | Interest rate contracts [member]
Disclosure of financial assets [line items]
Notional amount	1,207,135,000,000
Futures contract [member] | Trading derivatives [member] | Interest rate contracts [member] | Over-the-counter clearing house [member]
Disclosure of financial assets [line items]
Notional amount	0
Futures contract [member] | Trading derivatives [member] | Interest rate contracts [member] | Over-the-counter non-clearing house [member]
Disclosure of financial assets [line items]
Notional amount	0
Futures contract [member] | Trading derivatives [member] | Interest rate contracts [member] | Exchange traded contracts [member]
Disclosure of financial assets [line items]
Notional amount	1,207,135,000,000
Futures contract [member] | Non trading derivatives [member] | Interest rate contracts [member]
Disclosure of financial assets [line items]
Notional amount	0
Forward rate agreements [member] | Interest rate contracts [member]
Disclosure of financial assets [line items]
Notional amount	974,666,000,000	574,289,000,000
Forward rate agreements [member] | Foreign exchange contracts [member]
Disclosure of financial assets [line items]
Notional amount	483,066,000,000
Forward rate agreements [member] | Derivatives [member] | Interest rate contracts [member]
Disclosure of financial assets [line items]
Notional amount	974,666,000,000	574,289,000,000
Forward rate agreements [member] | Trading derivatives [member] | Interest rate contracts [member]
Disclosure of financial assets [line items]
Notional amount	974,087,000,000
Forward rate agreements [member] | Trading derivatives [member] | Interest rate contracts [member] | Over-the-counter clearing house [member]
Disclosure of financial assets [line items]
Notional amount	942,703,000,000
Forward rate agreements [member] | Trading derivatives [member] | Interest rate contracts [member] | Over-the-counter non-clearing house [member]
Disclosure of financial assets [line items]
Notional amount	31,384,000,000
Forward rate agreements [member] | Trading derivatives [member] | Interest rate contracts [member] | Exchange traded contracts [member]
Disclosure of financial assets [line items]
Notional amount	0
Forward rate agreements [member] | Trading derivatives [member] | Foreign exchange contracts [member]
Disclosure of financial assets [line items]
Notional amount	456,379,000,000
Forward rate agreements [member] | Trading derivatives [member] | Foreign exchange contracts [member] | Over-the-counter clearing house [member]
Disclosure of financial assets [line items]
Notional amount	48,000,000
Forward rate agreements [member] | Trading derivatives [member] | Foreign exchange contracts [member] | Over-the-counter non-clearing house [member]
Disclosure of financial assets [line items]
Notional amount	456,331,000,000
Forward rate agreements [member] | Trading derivatives [member] | Foreign exchange contracts [member] | Exchange traded contracts [member]
Disclosure of financial assets [line items]
Notional amount	0
Forward rate agreements [member] | Non trading derivatives [member] | Interest rate contracts [member]
Disclosure of financial assets [line items]
Notional amount	579,000,000
Forward rate agreements [member] | Non trading derivatives [member] | Foreign exchange contracts [member]
Disclosure of financial assets [line items]
Notional amount	26,687,000,000
Interest rate swap contract [member] | Interest rate contracts [member]
Disclosure of financial assets [line items]
Notional amount	22,142,506,000,000	19,839,245,000,000
Interest rate swap contract [member] | Foreign exchange contracts [member]
Disclosure of financial assets [line items]
Notional amount	1,826,687,000,000	1,692,601,000,000
Interest rate swap contract [member] | Derivatives [member] | Interest rate contracts [member]
Disclosure of financial assets [line items]
Notional amount	22,142,506,000,000	19,839,245,000,000
Interest rate swap contract [member] | Derivatives [member] | Foreign exchange contracts [member]
Disclosure of financial assets [line items]
Notional amount	1,826,687,000,000	1,692,601,000,000
Interest rate swap contract [member] | Trading derivatives [member] | Interest rate contracts [member]
Disclosure of financial assets [line items]
Notional amount	20,232,094,000,000
Interest rate swap contract [member] | Trading derivatives [member] | Interest rate contracts [member] | Over-the-counter clearing house [member]
Disclosure of financial assets [line items]
Notional amount	19,608,951,000,000
Interest rate swap contract [member] | Trading derivatives [member] | Interest rate contracts [member] | Over-the-counter non-clearing house [member]
Disclosure of financial assets [line items]
Notional amount	623,143,000,000
Interest rate swap contract [member] | Trading derivatives [member] | Interest rate contracts [member] | Exchange traded contracts [member]
Disclosure of financial assets [line items]
Notional amount	0
Interest rate swap contract [member] | Trading derivatives [member] | Foreign exchange contracts [member]
Disclosure of financial assets [line items]
Notional amount	1,824,527,000,000
Interest rate swap contract [member] | Trading derivatives [member] | Foreign exchange contracts [member] | Over-the-counter clearing house [member]
Disclosure of financial assets [line items]
Notional amount	0
Interest rate swap contract [member] | Trading derivatives [member] | Foreign exchange contracts [member] | Over-the-counter non-clearing house [member]
Disclosure of financial assets [line items]
Notional amount	1,824,527,000,000
Interest rate swap contract [member] | Trading derivatives [member] | Foreign exchange contracts [member] | Exchange traded contracts [member]
Disclosure of financial assets [line items]
Notional amount	0
Interest rate swap contract [member] | Non trading derivatives [member] | Interest rate contracts [member]
Disclosure of financial assets [line items]
Notional amount	1,910,412,000,000
Interest rate swap contract [member] | Non trading derivatives [member] | Foreign exchange contracts [member]
Disclosure of financial assets [line items]
Notional amount	2,160,000,000
Cross currency interest rate swap [member] | Foreign exchange contracts [member]
Disclosure of financial assets [line items]
Notional amount	1,898,178,000,000	1,669,577,000,000
Cross currency interest rate swap [member] | Derivatives [member] | Foreign exchange contracts [member]
Disclosure of financial assets [line items]
Notional amount	1,898,178,000,000	1,669,577,000,000
Cross currency interest rate swap [member] | Trading derivatives [member] | Foreign exchange contracts [member]
Disclosure of financial assets [line items]
Notional amount	1,716,271,000,000
Cross currency interest rate swap [member] | Trading derivatives [member] | Foreign exchange contracts [member] | Over-the-counter clearing house [member]
Disclosure of financial assets [line items]
Notional amount	0
Cross currency interest rate swap [member] | Trading derivatives [member] | Foreign exchange contracts [member] | Over-the-counter non-clearing house [member]
Disclosure of financial assets [line items]
Notional amount	1,716,271,000,000
Cross currency interest rate swap [member] | Trading derivatives [member] | Foreign exchange contracts [member] | Exchange traded contracts [member]
Disclosure of financial assets [line items]
Notional amount	0
Cross currency interest rate swap [member] | Non trading derivatives [member] | Foreign exchange contracts [member]
Disclosure of financial assets [line items]
Notional amount	181,907,000,000
Options written [member] | Interest rate contracts [member]
Disclosure of financial assets [line items]
Notional amount	203,889,000,000	99,490,000,000
Options written [member] | Foreign exchange contracts [member]
Disclosure of financial assets [line items]
Notional amount	63,257,000,000	56,777,000,000
Options written [member] | Derivatives [member] | Interest rate contracts [member]
Disclosure of financial assets [line items]
Notional amount	203,889,000,000	99,490,000,000
Options written [member] | Derivatives [member] | Foreign exchange contracts [member]
Disclosure of financial assets [line items]
Notional amount	63,257,000,000	56,777,000,000
Options written [member] | Trading derivatives [member] | Interest rate contracts [member]
Disclosure of financial assets [line items]
Notional amount	203,784,000,000
Options written [member] | Trading derivatives [member] | Interest rate contracts [member] | Over-the-counter clearing house [member]
Disclosure of financial assets [line items]
Notional amount	0
Options written [member] | Trading derivatives [member] | Interest rate contracts [member] | Over-the-counter non-clearing house [member]
Disclosure of financial assets [line items]
Notional amount	150,130,000,000
Options written [member] | Trading derivatives [member] | Interest rate contracts [member] | Exchange traded contracts [member]
Disclosure of financial assets [line items]
Notional amount	53,654,000,000
Options written [member] | Trading derivatives [member] | Foreign exchange contracts [member]
Disclosure of financial assets [line items]
Notional amount	63,257,000,000
Options written [member] | Trading derivatives [member] | Foreign exchange contracts [member] | Over-the-counter clearing house [member]
Disclosure of financial assets [line items]
Notional amount	0
Options written [member] | Trading derivatives [member] | Foreign exchange contracts [member] | Over-the-counter non-clearing house [member]
Disclosure of financial assets [line items]
Notional amount	62,931,000,000
Options written [member] | Trading derivatives [member] | Foreign exchange contracts [member] | Exchange traded contracts [member]
Disclosure of financial assets [line items]
Notional amount	326,000,000
Options written [member] | Non trading derivatives [member] | Interest rate contracts [member]
Disclosure of financial assets [line items]
Notional amount	105,000,000
Options written [member] | Non trading derivatives [member] | Foreign exchange contracts [member]
Disclosure of financial assets [line items]
Notional amount	0
Options purchased [member] | Interest rate contracts [member]
Disclosure of financial assets [line items]
Notional amount	227,252,000,000	119,511,000,000
Options purchased [member] | Foreign exchange contracts [member]
Disclosure of financial assets [line items]
Notional amount	58,255,000,000	49,359,000,000
Options purchased [member] | Derivatives [member] | Interest rate contracts [member]
Disclosure of financial assets [line items]
Notional amount	227,252,000,000	119,511,000,000
Options purchased [member] | Derivatives [member] | Foreign exchange contracts [member]
Disclosure of financial assets [line items]
Notional amount	58,255,000,000	49,359,000,000
Options purchased [member] | Trading derivatives [member] | Interest rate contracts [member]
Disclosure of financial assets [line items]
Notional amount	227,249,000,000
Options purchased [member] | Trading derivatives [member] | Interest rate contracts [member] | Over-the-counter clearing house [member]
Disclosure of financial assets [line items]
Notional amount	0
Options purchased [member] | Trading derivatives [member] | Interest rate contracts [member] | Over-the-counter non-clearing house [member]
Disclosure of financial assets [line items]
Notional amount	171,046,000,000
Options purchased [member] | Trading derivatives [member] | Interest rate contracts [member] | Exchange traded contracts [member]
Disclosure of financial assets [line items]
Notional amount	56,203,000,000
Options purchased [member] | Trading derivatives [member] | Foreign exchange contracts [member]
Disclosure of financial assets [line items]
Notional amount	58,255,000,000
Options purchased [member] | Trading derivatives [member] | Foreign exchange contracts [member] | Over-the-counter clearing house [member]
Disclosure of financial assets [line items]
Notional amount	0
Options purchased [member] | Trading derivatives [member] | Foreign exchange contracts [member] | Over-the-counter non-clearing house [member]
Disclosure of financial assets [line items]
Notional amount	58,215,000,000
Options purchased [member] | Trading derivatives [member] | Foreign exchange contracts [member] | Exchange traded contracts [member]
Disclosure of financial assets [line items]
Notional amount	40,000,000
Options purchased [member] | Non trading derivatives [member] | Interest rate contracts [member]
Disclosure of financial assets [line items]
Notional amount	3,000,000
Options purchased [member] | Non trading derivatives [member] | Foreign exchange contracts [member]
Disclosure of financial assets [line items]
Notional amount	0
Credit default swaps-protection purchased [member] | Credit contracts [member]
Disclosure of financial assets [line items]
Notional amount	18,731,000,000	15,504,000,000
Credit default swaps-protection purchased [member] | Derivatives [member] | Credit contracts [member]
Disclosure of financial assets [line items]
Notional amount	18,731,000,000	15,504,000,000
Credit default swaps-protection purchased [member] | Trading derivatives [member] | Credit contracts [member]
Disclosure of financial assets [line items]
Notional amount	15,841,000,000
Credit default swaps-protection purchased [member] | Trading derivatives [member] | Credit contracts [member] | Over-the-counter clearing house [member]
Disclosure of financial assets [line items]
Notional amount	13,907,000,000
Credit default swaps-protection purchased [member] | Trading derivatives [member] | Credit contracts [member] | Over-the-counter non-clearing house [member]
Disclosure of financial assets [line items]
Notional amount	1,934,000,000
Credit default swaps-protection purchased [member] | Trading derivatives [member] | Credit contracts [member] | Exchange traded contracts [member]
Disclosure of financial assets [line items]
Notional amount	0
Credit default swaps-protection purchased [member] | Non trading derivatives [member] | Credit contracts [member]
Disclosure of financial assets [line items]
Notional amount	2,890,000,000
Credit default swap-protection sold [member] | Credit contracts [member]
Disclosure of financial assets [line items]
Notional amount	2,218,000,000	1,893,000,000
Credit default swap-protection sold [member] | Derivatives [member] | Credit contracts [member]
Disclosure of financial assets [line items]
Notional amount	2,218,000,000	1,893,000,000
Credit default swap-protection sold [member] | Trading derivatives [member] | Credit contracts [member]
Disclosure of financial assets [line items]
Notional amount	2,218,000,000
Credit default swap-protection sold [member] | Trading derivatives [member] | Credit contracts [member] | Over-the-counter clearing house [member]
Disclosure of financial assets [line items]
Notional amount	1,889,000,000
Credit default swap-protection sold [member] | Trading derivatives [member] | Credit contracts [member] | Over-the-counter non-clearing house [member]
Disclosure of financial assets [line items]
Notional amount	329,000,000
Credit default swap-protection sold [member] | Trading derivatives [member] | Credit contracts [member] | Exchange traded contracts [member]
Disclosure of financial assets [line items]
Notional amount	0
Credit default swap-protection sold [member] | Non trading derivatives [member] | Credit contracts [member]
Disclosure of financial assets [line items]
Notional amount	0
Equity contracts [member] | Other contracts [member]
Disclosure of financial assets [line items]
Notional amount	441,535,000,000	278,028,000,000
Equity contracts [member] | Derivatives [member] | Other contracts [member]
Disclosure of financial assets [line items]
Notional amount	441,535,000,000	278,028,000,000
Equity contracts [member] | Trading derivatives [member] | Other contracts [member]
Disclosure of financial assets [line items]
Notional amount	409,240,000,000
Equity contracts [member] | Trading derivatives [member] | Other contracts [member] | Over-the-counter clearing house [member]
Disclosure of financial assets [line items]
Notional amount	0
Equity contracts [member] | Trading derivatives [member] | Other contracts [member] | Over-the-counter non-clearing house [member]
Disclosure of financial assets [line items]
Notional amount	218,155,000,000
Equity contracts [member] | Trading derivatives [member] | Other contracts [member] | Exchange traded contracts [member]
Disclosure of financial assets [line items]
Notional amount	191,085,000,000
Equity contracts [member] | Non trading derivatives [member] | Other contracts [member]
Disclosure of financial assets [line items]
Notional amount	32,295,000,000
Commodity contracts [member] | Other contracts [member]
Disclosure of financial assets [line items]
Notional amount	288,129,000,000	245,595,000,000
Commodity contracts [member] | Derivatives [member] | Other contracts [member]
Disclosure of financial assets [line items]
Notional amount	288,129,000,000	$ 245,595,000,000
Commodity contracts [member] | Trading derivatives [member] | Other contracts [member]
Disclosure of financial assets [line items]
Notional amount	288,129,000,000
Commodity contracts [member] | Trading derivatives [member] | Other contracts [member] | Over-the-counter clearing house [member]
Disclosure of financial assets [line items]
Notional amount	174,000,000
Commodity contracts [member] | Trading derivatives [member] | Other contracts [member] | Over-the-counter non-clearing house [member]
Disclosure of financial assets [line items]
Notional amount	99,416,000,000
Commodity contracts [member] | Trading derivatives [member] | Other contracts [member] | Exchange traded contracts [member]
Disclosure of financial assets [line items]
Notional amount	188,539,000,000
Commodity contracts [member] | Non trading derivatives [member] | Other contracts [member]
Disclosure of financial assets [line items]
Notional amount	$ 0